Estimates and application of professional judgment	12 Months Ended
Dec. 31, 2022
Accounting policies, changes in accounting estimates and errors [Abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
Note 3 Estimates and application of professional judgment

The preparation of Financial Statement Consolidated requires estimates and assumptions from Management affecting the amounts included in the Consolidated Financial Statements and their related notes. The estimates made and the assumptions used by the Company are based on historical experience, changes in the industry and the information supplied by external qualified sources. Nevertheless, final results could differ from the estimates under certain conditions.

Significant estimates and accounting policies are defined as those that are important to correctly reflect the Company’s financial position and income, and/or those that require a high level of judgment by Management.

The primary estimates and professional judgments relate to the following concepts:

●	The valuation of goodwill acquired to determine the existence of losses due to potential impairment (Note 2 - Summary of significant accounting policies (2.16) and Note 18- Goodwill) .
●
The valuation of commercial trademarks to determine the existence of potential losses due to potential impairment
(Note 2 - Summary of significant accounting policies (2.17)
and
Note 17 – Intangible assets other than goodwill)
.

●	The assumptions used in the current calculation of liabilities and obligations to employees (Note 2 - Summary of significant accounting policies (2.20) and Note 26 – Employee benefits) .
●
Useful lives of property, plant and equipment
(Note 2 - Summary of significant accounting policies (2.12)
and
Note 19 – Property, plant and equipment)
and intangibles
(Note 2 - Summary of significant accounting policies (2.15)
and
Note 17 - Intangible assets other than goodwill)
.

●	The assumptions used for calculating the fair of value financial instruments (Note 2 - Summary of significant accounting policies (2.7) and Note 7 – Financial instruments) .
●	The likelihood of occurrence and amounts estimated in an uncertain or contingent matter (Note 2 - Summary of significant accounting policies (2.21) and Note 24 – Other provisions) .
●	The valuation of current Biological assets (Note 2 - Summary of significant accounting policies (2.10) and Note 13 – Biological assets) .

Such estimates are based on the best available information of the events analyzed to date in these
C
onsolidated Financial Statements. However, it is possible that events that may occur in the future may result in adjustments to such estimates, which would be recorded prospectively.